Consolidated statement of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated statement of comprehensive income
Net income for the year	$ 90,976	$ 165,265	$ 110,509
Other comprehensive income (loss) net of taxes, all of which can be reclassified to the income statement
Cash flow hedge accounting	(2,192)	12,556	(16,256)
Translation adjustment of foreign subsidiaries	(9,959)	(10,742)	30,373
Total other comprehensive income (loss) net of taxes, all of which can be reclassified to the income statement	(12,151)	1,814	14,117
Total comprehensive income (loss) for the year	78,825	167,079	124,626
Comprehensive income attributable to NEXA's shareholders	72,928	125,941	101,199
Comprehensive income attributable to non-controlling interests	5,897	41,138	23,427
Total comprehensive income (loss) for the year	$ 78,825	$ 167,079	$ 124,626